VARIABLE INTEREST ENTITIES	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
VARIABLE INTEREST ENTITIES [Text Block]
NOTE 7	VARIABLE INTEREST ENTITIES

The Company accounts for Variable Interest Entities (“VIE”) in accordance with ASC 810. As a result of the adoption of ASU 2009-17, consolidations (Topic 810) – Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, effective January 1, 2010, ASC 810 requires the consolidation of VIEs in which a company has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses or the right to receive the benefits from the VIEs that could potentially be significant to the VIEs. The Company has applied the requirements of ASC 810 on a prospective basis from the date of adoption.

The Company assesses all newly created entities and those with which the Company becomes involved to determine whether such entities are VIEs and, if so, whether or not the Company is their primary beneficiary.

On April 27, 2010, the Company through its PRC subsidiary, Chengdu Boan entered into a series of contractual arrangements consisting of four agreements with Sichuan Shesays and the stockholders of Sichuan Shesays. Those four agreements and their consequences are described below.

(i)

an exclusive service agreement, pursuant to which Sichuan Shesays and its subsidiaries irrevocably entrust to Chengdu Boan the right of management and operation of Sichuan Shesays and its subsidiaries and the responsibilities and authorities of their stockholders and directors of Sichuan Shesays and its subsidiaries. In return, Sichuan Shesays and its subsidiaries agreed to pay 100% of its residual return, if any, from time to time, as management fee to Chengdu Boan.

(ii)

a voting rights proxy agreement, pursuant to which the stockholders of Sichuan Shesays and its subsidiaries have granted the personnel designated by Chengdu Boan the right to appoint directors and senior management of Sichuan Shesays and its subsidiaries and to exercise all of their other voting rights as stockholders of Sichuan Shesays and its subsidiaries, as the case may be, as provided under the articles of association of each such entity;

(iii)	a call option agreement, pursuant to which:

(a)

neither Sichuan Shesays nor any of its subsidiaries may enter into any transaction that could materially affect its assets, liabilities, equity or operations without the prior written consent of Chengdu Boan;

	(b)	neither Sichuan Shesays nor any of its subsidiaries will distribute any dividends without the prior written consent of Chengdu Boan; and

(c)

Chengdu Boan or its designee has an exclusive option to purchase all or part of the equity interests in Sichuan Shesays, all or part of the equity interests in subsidiaries owned by Sichuan Shesays or its nominee holders, or all or part of the assets of Sichuan Shesays, in each case when and to the extent permitted by PRC law. In case of Chengdu Boan exercising the call option in its sole discretion upon the occurrence of the situation in which such call option exercise become feasible under the relevant laws in PRC, any additional consideration paid other than $1 which may be required under the laws of PRC to effect such purchase to comply with such legal formalities shall be either cancelled or returned to Sichuan Shesays immediately with no additional compensation to the owners; and

(iv)

an equity pledge agreement pursuant to which each of stockholders of Sichuan Shesays has pledged his or her equity interest in Sichuan Shesays and its subsidiaries, as the case may be, to Chengdu Boan to secure their obligations under the relevant contractual control agreements, including but not limited to, the obligations of Sichuan Shesays and its subsidiaries under the exclusive services agreement, the call option agreement, the voting rights proxy agreement described above, and each of them has agreed not to transfer, sell, pledge, dispose of or create any encumbrance on their equity interest in Sichuan Shesays or its subsidiaries without the prior written consent of Chengdu Boan. Under the PRC Property Rights Law, the Company is required to register with the relevant government authority the security interests on the equity interests in Sichuan Shesays granted to the Company under the equity pledge agreements. The Company is currently in the process of registering these security interests. Until the Company finalizes such registration, the Company may not be able to enforce the security interests granted under the equity pledge agreements.

In the PRC restructuring transaction described above, the Company gained indirect control of Sichuan Shesays and its subsidiaries and Sichuan Shesays and its subsidiaries are considered VIEs of the Company.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of Sichuan Shesays and its subsidiaries which are identified as VIEs of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment on the involvement with Sichuan Shesays and its subsidiaries reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of Sichuan Shesays and its subsidiaries. Under the accounting guidance, the Company is deemed to be the primary beneficiary of Sichuan Shesays and its subsidiaries and the results of Sichuan Shesays and its subsidiaries are consolidated in the Company’s consolidated financial statements for financial reporting purposes.

As the Company in the process of registering its equity pledge agreements, the Company faces the potential risk of not being able to enforce the security interests granted under the equity pledge agreements until such registration is complete. Consequently, if Sichuan Shesays and its equity owners were to breach their obligations under the equity pledge agreement or other contractual arrangement agreements prior to the Company finalizing the registration of such security interests, the Company could lose its assets and may have to de-consolidate its PRC operations if the Company loses control over Sichuan Shesays.

As of December 31, 2010, the Company agreed to waive the management fee to be payable by Sichuan Shesays and its subsidiaries for a period of 3 years from April 27, 2010 to April 26, 2013 due to lack of liquidity as Sichuan Shesays is launching a new comprehensive hospital in Chengdu City, Sichuan Province.

2.	VARIABLE INTEREST ENTITIES

The Company accounts for Variable Interest Entities (“VIE”) in accordance with ASC 810. As a result of the adoption of ASU 2009-17, consolidations (Topic 810) – Improvements to Financial Reporting by Enterprises Involved with Variable Interest Entities, effective January 1, 2010, ASC 810 requires the consolidation of VIEs in which a company has both the power to direct the activities of the VIEs that most significantly impact the VIEs’ economic performance and the obligation to absorb losses or the right to receive the benefits from the VIEs that could potentially be significant to the VIEs. The Company has applied the requirements of ASC 810 on a prospective basis from the date of adoption.

The Company assesses all newly created entities and those with which the Company becomes involved to determine whether such entities are VIEs and, if so, whether or not the Company is their primary beneficiary.

On April 27, 2010, the Company through its PRC subsidiary, Chengdu Boan entered into a series of contractual arrangements consisting of four agreements with Sichuan Shesays and the stockholders of Sichuan Shesays. Those four agreements and their consequences are described below.

	(i)	an exclusive service agreement, pursuant to which Sichuan Shesays and its subsidiaries irrevocably entrust to Chengdu Boan the right of management and operation of Sichuan Shesays and its subsidiaries and the responsibilities and authorities of their stockholders and directors of Sichuan Shesays and its subsidiaries. In return, Sichuan Shesays and its subsidiaries agreed to pay 100% of its residual return, if any, from time to time, as management fee to Chengdu Boan.

	(ii)	a voting rights proxy agreement, pursuant to which the stockholders of Sichuan Shesays and its subsidiaries have granted the personnel designated by Chengdu Boan the right to appoint directors and senior management of Sichuan Shesays and its subsidiaries and to exercise all of their other voting rights as stockholders of Sichuan Shesays and its subsidiaries, as the case may be, as provided under the articles of association of each such entity;

	(iii)	a call option agreement, pursuant to which:

(a) neither Sichuan Shesays nor any of its subsidiaries may enter into any transaction that could materially affect its assets, liabilities, equity or operations without the prior written consent of Chengdu Boan;

(b) neither Sichuan Shesays nor any of its subsidiaries will distribute any dividends without the prior written consent of Chengdu Boan; and

(c) Chengdu Boan or its designee has an exclusive option to purchase all or part of the equity interests in Sichuan Shesays, all or part of the equity interests in subsidiaries owned by Sichuan Shesays or its nominee holders, or all or part of the assets of Sichuan Shesays, in each case when and to the extent permitted by PRC law. In case of Chengdu Boan exercising the call option in its sole discretion upon the occurrence of the situation in which such call option exercise become feasible under the relevant laws in PRC, any additional consideration paid other than $1 which may be required under the laws of PRC to effect such purchase to comply with such legal formalities shall be either cancelled or returned to Sichuan Shesays immediately with no additional compensation to the owners; and

	(iv)	an equity pledge agreement pursuant to which each of stockholders of Sichuan Shesays has pledged his or her equity interest in Sichuan Shesays and its subsidiaries, as the case may be,to Chengdu Boan to secure their obligations under the relevant contractual control agreements, including but not limited to, the obligations of Sichuan Shesays and its subsidiaries under the exclusive services agreement, the call option agreement, the voting rights proxy agreement described above, and each of them has agreed not to transfer, sell, pledge, dispose of or create any encumbrance on their equity interest in Sichuan Shesays or its subsidiaries without the prior written consent of Chengdu Boan.

In the PRC restructuring transaction described above, the Company gained indirect control of Sichuan Shesays and its subsidiaries and Sichuan Shesays and its subsidiaries are considered VIEs of the Company.

As required by ASC 810-10, the Company performs a qualitative assessment to determine whether the Company is the primary beneficiary of Sichuan Shesays and its subsidiaries which are identified as VIEs of the Company. A quality assessment begins with an understanding of the nature of the risks in the entity as well as the nature of the entity’s activities including terms of the contracts entered into by the entity, ownership interests issued by the entity and the parties involved in the design of the entity. The Company’s assessment on the involvement with Sichuan Shesays and its subsidiaries reveals that the Company has the absolute power to direct the most significant activities that impact the economic performance of Sichuan Shesays and its subsidiaries. Under the accounting guidance, the Company is deemed to be the primary beneficiary of Sichuan Shesays and its subsidiaries and the results of Sichuan Shesays and its subsidiaries are consolidated in the Company’s consolidated financial statements for financial reporting purposes. As of December 31, 2010, Sichuan Shesays and its subsidiaries had total assets of $7,621,593 (restated) and total liabilities of $4,059,585 (restated). As of December 31, 2009, Sichuan Shesays had total assets of $3,863,832 and total liabilities of $1,313,712.

As of December 31, 2010, the Company agreed to waive the management fee to be payable by Sichuan Shesays and its subsidiaries for a period of 3 years from April 27, 2010 to April 26, 2013 due to lack of liquidity as Sichuan Shesays is launching a new comprehensive hospital in Chengdu City, Sichuan Province.